Decommissioning Liabilities - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Credit-adjusted risk-free rate	5.40%	5.30%